Income taxes - Net operating loss carryforwards (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other than PRC
Net operating loss carryforwards
Total	¥ 587,802	¥ 302,595
PRC
Net operating loss carryforwards
2025	749
2026	48,014
2027	153,335
2028	64,772
2029	24,779
2031	668
2032	748,254
2033	484,707
2034	914,428
Total	¥ 2,439,706